STATUTORY RESERVES AND RESTRICTED NET ASSETS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
STATUTORY RESERVES AND RESTRICTED NET ASSETS [Line Item]
Required minimum percentage of annual appropriations to general reserve fund	10.00%
Statutory threshold percentage of the reserve fund to the registered capital of the respective company, above which the appropriation is not required	50.00%
Restricted net assets	$ 28,213,892	$ 28,213,892
VIEs [Member]
STATUTORY RESERVES AND RESTRICTED NET ASSETS [Line Item]
Restricted net assets	$ 1,614,140	$ 1,614,140